Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Sep. 30, 2011
PNC INTERMEDIATE BOND FUND (Prospectus Summary): | PNC INTERMEDIATE BOND FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PNC Intermediate Bond Fund
Supplement Text	ck0000778202_SupplementTextBlock

Supplement dated September 28, 2011 to the

PNC Fixed Income Funds A&C Shares Prospectus

dated September 30, 2011

This Supplement provides new and additional information beyond that contained in the above-mentioned prospectus and should be read in conjunction with such prospectus.

Under “Principal Investment Strategies” for the PNC Intermediate Bond Fund on page 10 of the prospectus and in the section entitled “Details About the Funds” under the PNC Intermediate Bond Fund on page 43 of the prospectus the third sentence in the first paragraph is to be deleted and replaced in its entirety with the following until the close of business on November 30, 2011:

Please contact PNC Funds at 1-800-622-FUND (3863) for more information.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SP-FIAC-0911

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in domestic and foreign investment grade fixed income securities (bonds).
PNC INTERMEDIATE BOND FUND | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PBFAX
PNC INTERMEDIATE BOND FUND | CLASS C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PIBCX